LEASE RENTAL RECEIVABLES	12 Months Ended
Dec. 31, 2018
LEASE RENTAL RECEIVABLES
LEASE RENTAL RECEIVABLES

9.   LEASE RENTAL RECEIVABLES

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Current assets:
Direct financing leases	189,739	613,439	89,221
Sales-type leases	3,964	—	—
	193,703	613,439	89,221
Non-current assets:
Direct financing leases	746,806	1,431,441	208,194
Sales-type leases	2,437	—	—
	749,243	1,431,441	208,194
	942,946	2,044,880	297,415

The net investment in financing leases consisted of:

	As at December 31
	2017	2018	2018
	RMB	RMB	US$

Total minimum lease payments receivable	1,096,260	2,340,674	340,437
Less: Executory costs	—	—	—
Minimum lease payments receivable	1,096,260	2,340,674	340,437
Less: Allowance for uncollectibles	—	—	—
Net minimum lease payments receivable	1,096,260	2,340,674	340,437
Unguaranteed residuals	—	—	—
Less: Unearned income	(153,314)	(295,794)	(43,022)
Net investment in financing leases	942,946	2,044,880	297,415
Current portion	193,703	613,439	89,221
Non-current portion	749,243	1,431,441	208,194

Losses incurred with respect to default on lease receivables were insignficant for all periods presented. As of December 31, 2017 and 2018, all lease receivables were within their payment terms and there were no impaired receivables. Accordingly, risk of default with respect to these receivables is remote.

Future minimum lease payments to be received for each of the five succeeding fiscal years as of the December 31, 2018 were as follows:

	RMB	USD
2019	748,377	108,847
2020	735,913	107,034
2021	475,313	69,131
2022	214,554	31,206
2023	107,120	15,580
Thereafter	59,397	8,639
	2,340,674	340,437